Financial assets and liabilities - Change in allowance for doubtful accounts (Details) - Trade receivables $ in Millions	6 Months Ended
Jun. 30, 2020 CAD ($)
Disclosure of financial assets [line items]
Balance, January 1, 2020	$ (62)
Additions	(90)
Usage	48
Balance, June 30, 2020	$ (104)